Income Tax Expense (Recovery) (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Current	765	16,408	(580)	12,622
Deferred	(561)	767	2,169	761
Income tax recovery	204	17,175	1,589	13,383

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended June 30,
	2021	2020
	$	$
Balance of unrecognized tax benefits as at January 1	70,738	62,958
Increases for positions related to the current year	3,281	3,007
Increases for positions related to prior years	5,247	3,971
Decreases for positions related to prior years	—	(16,441)
Decrease related to statute limitations	(8,379)	(1,003)
Foreign exchange gain (loss)	121	(1,491)
Balance of unrecognized tax benefits as at June 30	71,008	51,001